Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies
Schedule of future minimum rental payments required under the noncancelable leases

The following is a schedule by year of future minimum rental payments required under the noncancelable leases as of December 31, 2013:

2014	$778,226
2015	789,717
2016	805,512
2017	821,622
2018	68,581

Total minimum future rental payments	$3,263,658